Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	2017	2016

Taxes currently payable
Federal	$1,286,506	$916,248
State	366,935	314,017
Deferred income taxes	446,854	(142,607)

Income tax expense	$2,100,295	$1,087,658

Schedule of reconciliation of income tax expense at the statutory rate to actual income tax expense
	2017	2016

Computed at the statutory rate (34%)	$1,543,979	$1,406,093
Increase (decrease) resulting from
Tax exempt interest	(440,716)	(445,584)
State income taxes, net	234,225	184,535
Increase in cash surrender value	(55,192)	(58,651)
Deferred tax asset adjustment for tax rate change	815,779	—
Other	2,220	1,265

Actual tax expense	$2,100,295	$1,087,658

Tax expense as a percentage of pre-tax income	46.25%	26.30%

Schedule of tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets
	2017	2016
Deferred tax assets
Allowance for loan losses	$728,735	$1,050,004
Deferred compensation	1,389,417	1,830,687
Net unrealized loss on available for sale securities	206,784	605,970
Other	87,073	—
	2,412,009	3,486,661

Deferred tax liabilities
Depreciation	(282,852)	(390,787)
Federal Home Loan Bank stock dividends	(34,069)	(48,291)
Prepaid expenses	(46,390)	(65,504)
Mortgage servicing rights	(155,949)	(216,238)
Other	—	(27,052)
	(519,260)	(747,872)

Net deferred tax asset	$1,892,749	$2,738,789